Operating Lease	12 Months Ended
Jun. 30, 2016
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]	Note 14 – Operating Lease The Company did not have any operating lease as of June 30, 2016, 2015 and 2014.